Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Percentage of income from product and services	3.00%
Royalties expenses	$ 5	$ 67
Maximum total royalty amount	$ 6,896